REFUNDABLE SUBSCRIPTION	12 Months Ended
Dec. 31, 2019
Refundable Subscription
REFUNDABLE SUBSCRIPTION

8. REFUNDABLE SUBSCRIPTION

During the year ended December 31, 2016, the Company cancelled subscription agreements of a non-brokered private placement totalling $45,000 and the Company refunded $35,000. As of December 31, 2019, the remaining $10,000 (2018 - $10,000) is owing and is due on demand.